Long-Term Investments - Available-for-Sale Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale securities, Cost	$ 6,469	$ 6,103
Available-for-sale securities, Fair value	2,989	2,923
Available-for-sale securities, Unrealized gains
Available-for-sale securities, Unrealized losses	(3,480)	(3,180)
Equity securities [Member]
Available-for-sale securities, Cost	6,469	6,103
Available-for-sale securities, Fair value	2,989	2,923
Available-for-sale securities, Unrealized gains
Available-for-sale securities, Unrealized losses	$ (3,480)	$ (3,180)